NET LOSS PER SHARE - Disclosure of earnings per share (Details) - CAD ($) shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
For the computation of basic net earnings, Weighted number of shares		12,819	7,181
For the computation of basic net earnings, Net loss attributable to equity holders of the Company		$ (9,498)	$ (22,511)
Effect of potential dilutive Ordinary shares - Warrants, Weighted number of shares		0	304
Effect of potential dilutive Ordinary shares - Warrants, Net loss attributable to equity holders of the Company		$ 0	$ (6,014)
For the computation of diluted net earnings, Weighted number of shares	[1]	12,819	7,485
For the computation of diluted net earnings, Net loss attributable to equity holders of the Company	[1]	$ (9,498)	$ (28,525)
For the computation of basic and diluted net earnings from discontinued operations Weighted number of shares	[1]	0	7,181
For the computation of basic and diluted net earnings from discontinued operations Net loss attributable to equity holders of the Company	[1]	$ 0	$ (166,379)

[1]	For 2023 and 2022, potentially dilutive securities (share options) were excluded from the calculation of diluted earnings per share as they are antidilutive